Discontinued Operations (Details) shares in Millions, $ in Millions, € in Billions			12 Months Ended
	Dec. 09, 2014 shares	Jun. 24, 2014 shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of available-for-sale investments			$ 0		$ 1,089	$ 54
NYSE Euronext [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares		65.8
Sale of Stock, Percentage of Ownership Sold	6.00%	94.00%
NYFIX, Metabit, and Wombat [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations, External Advisory Costs					51
Discontinued Operations, Compensation and Severance Costs					$ 42
Number of Shares, Total [Member] | NYSE Euronext [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	4.2
IPO [Member] | NYSE Euronext [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of available-for-sale investments			2,100	€ 1.5
Cash Distribution [Member] | NYSE Euronext [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of available-for-sale investments			$ 220